Financial Instruments - Summary of Fair Value Adjustment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Fair value adjustments	£ 128	£ 161
Bid-Offer and Trade Specific Adjustments [Member]
Disclosure of financial assets [line items]
Fair value adjustments	34	37
Uncertainty [Member]
Disclosure of financial assets [line items]
Fair value adjustments	43	49
Credit Risk Adjustment [Member]
Disclosure of financial assets [line items]
Fair value adjustments	36	50
Funding Fair Value Adjustment [Member]
Disclosure of financial assets [line items]
Fair value adjustments	6	20
Risk Related Adjustments [Member]
Disclosure of financial assets [line items]
Fair value adjustments	119	156
Model-Related [Member]
Disclosure of financial assets [line items]
Fair value adjustments	8	1
Day One Profit [Member]
Disclosure of financial assets [line items]
Fair value adjustments	£ 1	£ 4